OPERATING EXPENSES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING EXPENSES
Operating expenses	$ 146,789	$ 52,340	$ 48,089
Employee benefit expenses and severance payments
Salaries, Social security expenses and benefits	(27,026)	(10,817)	(10,007)
Severance indemnities and termination benefits	(2,273)	(362)	(186)
Other employee benefits	(749)	(486)	(410)
Employee benefit expenses and severance payments	$ (30,048)	$ (11,665)	$ (10,603)